Document and Entity Information	Oct. 15, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 15, 2021
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 15, 2021
Document Effective Date	Oct. 15, 2021
Prospectus Date	Aug. 28, 2021
Baillie Gifford Multi Asset Fund | Class K
Prospectus:
Trading Symbol	BGBKX
Baillie Gifford Multi Asset Fund | Institutional Class
Prospectus:
Trading Symbol	BGBIX